Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	¥ (356,123)	¥ (1,178,833)	¥ (1,144,721)
Equity transaction with noncontrolling interests and other, net of taxes			(6,503)
Other comprehensive income (loss) before reclassifications, net of taxes	900,962	816,972	(66,538)
Reclassifications, net of taxes	(109)	33,702	39,930
Other comprehensive income (loss), net of tax	900,853	850,674	(26,608)
Less: Other comprehensive income attributable to noncontrolling interests	(16,569)	(27,964)	(1,001)
Accumulated other comprehensive income (loss), ending balance	528,161	(356,123)	(1,178,833)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(813,480)	(1,248,118)	(1,160,389)
Other comprehensive income (loss) before reclassifications, net of taxes	301,889	461,754	(93,292)
Other comprehensive income (loss), net of tax	301,889	461,754	(93,292)
Less: Other comprehensive income attributable to noncontrolling interests	(4,947)	(27,116)	5,563
Accumulated other comprehensive income (loss), ending balance	(516,538)	(813,480)	(1,248,118)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	666,813	298,306	168,227
Equity transaction with noncontrolling interests and other, net of taxes			751
Other comprehensive income (loss) before reclassifications, net of taxes	507,566	348,011	100,479
Reclassifications, net of taxes	(8,006)	26,198	31,315
Other comprehensive income (loss), net of tax	499,560	374,209	131,794
Less: Other comprehensive income attributable to noncontrolling interests	(5,810)	(5,702)	(2,466)
Accumulated other comprehensive income (loss), ending balance	1,160,563	666,813	298,306
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(209,456)	(229,021)	(152,559)
Equity transaction with noncontrolling interests and other, net of taxes			(7,254)
Other comprehensive income (loss) before reclassifications, net of taxes	91,507	7,207	(73,725)
Reclassifications, net of taxes	7,897	7,504	8,615
Other comprehensive income (loss), net of tax	99,404	14,711	(65,110)
Less: Other comprehensive income attributable to noncontrolling interests	(5,812)	4,854	(4,098)
Accumulated other comprehensive income (loss), ending balance	¥ (115,864)	¥ (209,456)	¥ (229,021)